J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware Real Return Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated July 22, 2009
to the Prospectuses dated February 28, 2009,
and as supplemented

Effective immediately, the following paragraph replaces in its entirety the last paragraph for the JPMorgan Tax Aware Real Return Fund (the “Fund”) under the Fund’s section entitled “What are the Fund’s main investment strategies?”

The Fund is diversified as defined in the Investment Company Act of 1940.

In addition, the paragraph titled “Non-Diversified Fund Risk.” for the Fund under “The Fund’s Main Investment Risks” section is hereby deleted in its entirety.

Also, in the “Risk and Reward Elements for the Funds” section under the “Potential Risks” column in the subsection that references “Market conditions” for the Fund, the last paragraph is hereby deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-TARR-709

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware Real Return Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated July 22, 2009
to the Statement of Additional Information
dated February 28, 2009, and as supplemented

Effective immediately, the paragraph under the heading “Diversification” in the JPMorgan Tax Aware Real Return Fund’s Statement of Additional Information (the “SAI”), Part I, is deleted in its entirety and replaced with the following:

DIVERSIFICATION

The Trust is a registered management investment company and all of the Funds are diversified series of the Trust. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

Also the following paragraph replaces in its entirety the first bullet under the heading “Investment Restrictions — Fundamental Investment Restrictions”.

(1)	may not purchase securities of any issuer if such purchase would not be consistent with the maintenance of the Fund’s status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-TARR-709